Condensed Financial Information of The Registrant	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of The Registrant
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT
December 31,
(dollars in thousands)

	2013	2012	2011
CONDENSED BALANCE SHEETS
Assets:
Fixed maturity securities available-for-sale, at fair value	$502,455	$604,896
Short-term and other investments	261,853	64,681
Cash and cash equivalents	24,137	52,680
Investment in subsidiaries	7,534,714	8,148,532
Loans to subsidiaries	1,101,751	1,025,000
Other assets	204,887	155,190
Total assets	$9,629,797	$10,050,979
Liabilities and stockholders’ equity:
Long-term debt - unaffiliated(1)	$2,294,278	$1,895,181
Long-term debt - affiliated(2)	500,000	500,000
Other liabilities	899,992	745,611
Stockholders’ equity	5,935,527	6,910,187
Total liabilities and stockholders’ equity	$9,629,797	$10,050,979
CONDENSED STATEMENTS OF INCOME
Interest / dividend income(3)	$275,215	$86,396	$245,631
Investment related gains (losses), net	1,714	4,515	1,723
Operating expenses	(21,164)	(26,431)	(32,550)
Interest expense	(162,212)	(143,260)	(111,600)
Income (loss) before income tax and undistributed earnings of subsidiaries	93,553	(78,780)	103,204
Income tax expense (benefit)	33,850	(9,566)	8,935
Net income (loss) before undistributed earnings of subsidiaries	59,703	(69,214)	94,269
Equity in undistributed earnings of subsidiaries	359,134	701,107	451,776
Net income	418,837	631,893	546,045
Other comprehensive income (loss)	21,033	9,984	(12,265)
Total comprehensive income	$439,870	$641,877	$533,780

The condensed financial information of RGA (the “Parent Company”) should be read in conjunction with the consolidated financial statements of RGA and its subsidiaries and the notes thereto (the “Consolidated Financial Statements”). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for RGA. Investments in subsidiaries are accounted for using the equity method of accounting.

(1)	Long-term debt - unaffiliated consists of the following:

	2013	2012
$400 million 6.75% Junior Subordinated Debentures due 2065	$398,657	$398,727
$400 million 6.20% Subordinated Debentures due 2042	400,000	400,000
$400 million 4.70% Senior Notes due 2023	398,533	—
$400 million 5.00% Senior Notes due 2021	398,362	398,141
$400 million 6.45% Senior Notes due 2019	399,602	399,534
$300 million 5.625% Senior Notes due 2017	299,124	298,851
Total	$2,294,278	$1,895,253
Repayments of long-term debt—unaffiliated due over the next five years total $300,000, due 2017.

(2)	Long-term debt—affiliated in 2013 and 2012 and consists of $500,000 of subordinated debt issued to various operating subsidiaries.

(3)
Interest/Dividend income includes $175,000 and $190,000 of cash dividends received from consolidated subsidiaries in 2013 and 2011, respectively. Cash dividends received from consolidated subsidiaries in 2012 were not material.

REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT (continued)
December 31,
(dollars in thousands)

	2013	2012	2011
CONDENSED STATEMENTS OF CASH FLOWS
Operating activities:
Net income	$418,837	$631,893	$546,045
Equity in earnings of subsidiaries	(359,134)	(701,107)	(453,806)
Loss on retirement of trust preferred securities	—	—	4,391
Other, net	162,586	134,232	143,716
Net cash provided by operating activities	$222,289	$65,018	$240,346
Investing activities:
Sales of fixed maturity securities available-for-sale	$176,062	$122,212	$171,791
Purchases of fixed maturity securities available-for-sale	(103,566)	(213,548)	(116,010)
Purchases of subsidiary debt securities	(76,751)	(250,000)	(475,000)
Maturities of subsidiary debt securities	—	—	50,000
Purchase of a business, net of cash acquired of $9,709	(2,805)	—	—
Change in short-term investments	(96,967)	—	—
Change in other invested assets	(79,023)	5,718	(2,055)
Capital contributions to subsidiaries	(144,459)	(70,431)	(105,575)
Net cash used in investing activities	(327,509)	(406,049)	(476,849)
Financing activities:
Dividends to stockholders	(77,642)	(61,945)	(44,229)
Purchases of treasury stock	(269,204)	(6,924)	(380,345)
Excess tax benefits from share-based payment arrangement	—	416	4,933
Exercise of stock options, net	28,390	(3,087)	6,449
Principal payments on debt	—	—	(200,000)
Maturity of trust preferred securities	—	—	(159,473)
Proceeds from unaffiliated long-term debt issuance	398,533	400,000	397,788
Debt issuance costs	(3,400)	(6,255)	(3,400)
Proceeds from affiliated long-term debt issuance	—	—	500,000
Proceeds from redemption and remarketing of trust preferred securities	—	—	154,588
Net cash provided by financing activities	76,677	322,205	276,311
Net change in cash and cash equivalents	(28,543)	(18,826)	39,808
Cash and cash equivalents at beginning of year	52,680	71,506	31,698
Cash and cash equivalents at end of year	$24,137	$52,680	$71,506
Supplementary information:
Cash paid for interest	$141,615	$130,047	$98,809
Cash paid for income taxes, net of refunds	$82,000	$30,500	$—